GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.4 - Schedule 5

QM ATR Data

Run Date - 05/05/2021 8:48:10 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	No	$0.00	XXXXXXXXXX	XXX	Self-Employed	Self-Employed	US Citizen	US Citizen	Yes	XXXXXXXXXX
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	No	$0.00	XXXXXXXXXX	XXX	Employed		US Citizen		Yes	XXXXXXXXXX
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	No	$0.00	XXXXXXXXXX	XXX	Employed	Unemployed	US Citizen	US Citizen	Yes	XXXXXXXXXX